Business Combinations - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2019	May 31, 2017	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)		9,000
Revenue															$ 71,411
Net loss					$ (84,536)	$ (2,806)	$ (10,591)	$ (10,359)	$ (18,079)	$ (20,545)	$ (97,933)	$ (48,983)	$ (57,485)	$ (51,714)	(64,677)
Series G Preferred Stock
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)			500,000
DogBuddy
Business Acquisition [Line Items]
Number of shares, acquired		100,000
Payments of stock issuance costs	$ 19,400
Business combination, consideration transferred	$ 37,600
Business combination, fair value														3,600
Holdback liabilities														300
Acquisition related costs															1,000
Business combination intangible assets defensive assets															2,200
Revenue															300
Net loss															(1,000)
Defrred taxes business combination														$ 1,700
Transaction cost															1,500
Increae in amortization expense															$ 2,200
DogBuddy | Notes
Business Acquisition [Line Items]
Debt instrument, principal				$ 3,000
Debt instrument, percentage of principal amount redeemed				4.00%
DogBuddy | Series G Redeemable Convertible Peferred Stock
Business Acquisition [Line Items]
Number of shares, acquired	1,900,000
Business combination, fair value	$ 3,900
DogBuddy | Series G Preferred Stock
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)	539,000		500,000
Business combination, fair value	$ 10,000
Shares issued during holdback		9,000
Shares retained during holdback		30,000
Common Stock | DogBuddy
Business Acquisition [Line Items]
Number of shares, acquired	1,400,000		3,600,000
Additional shares converted	67,000